Senior Notes and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Senior Notes and Long-Term Debt

Note 12 – Senior Notes and Long-Term Debt

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

($ In Millions)	RATE	2011	2010
Corporation-Senior Notes (a) (d)
Fixed Rate Due Aug. 2011 (f)	5.30%	$—	$249.9
Fixed Rate Due Nov. 2012 (g) (l)	5.20	206.9	214.6
Fixed Rate Due Aug. 2013 (h) (l)	5.50	422.4	432.2
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020 (j)	3.45	499.5	499.4
Fixed Rate Due Aug. 2021 (k)	3.38	497.9	–

Total Senior Notes		$2,126.7	$1,896.1

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

($ In Millions)	2011	2010
Bank-Subordinated Debt (a) (d)
6.30% Notes due March 2011 (b)	$–	$150.0
4.60% Notes due Feb. 2013 (b)	200.0	200.0
5.85% Notes due Nov. 2017 (b) (l)	241.5	229.5
6.50% Notes due Aug. 2018 (b) (i) (l)	360.8	337.6
5.375% Sterling Denominated Notes due March 2015 (e)	231.1	231.6

Total Bank-Subordinated Debt	1,033.4	1,148.7
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 4.64% in 2011; 4.18% in 2010)	670.0	426.4
One to Three Years (Average Rate at Year End – 4.08% in 2011; 4.46% in 2010)	335.0	870.0
Three to Five Years (Average Rate at Year End – None in 2011; 4.40% in 2010)	–	135.0
Five to Ten Years (Average Rate at Year End – 6.29% in 2011; 6.38% in 2010)	50.0	101.1

Total Federal Home Loan Bank Borrowings	1,055.0	1,532.5
Capital Lease Obligations (c)	44.9	48.1

Total Long-Term Debt	$2,133.3	$2,729.3

Long-Term Debt Qualifying as Risk-Based Capital	$678.9	$765.8

(a) Not redeemable prior to maturity.

(b) Under the terms of its current Offering Circular dated August 23, 2011, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(c) Refer to Note 10.

(d) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(e) Notes issued at a discount of .484%.

(f) Notes issued at a discount of .035%.

(g) Notes issued at a discount of .044%.

(h) Notes issued at a discount of .09%.

(i) Notes issued at a discount of .02%

(j) Notes issued at a discount of .117%

(k) Notes issued at a discount of .437%

(l) Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2011, increases in the carrying values of the senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded. As of December 31, 2010, increases in the carrying values of senior and subordinated notes outstanding of $47.8 million and $67.4 million, respectively, were recorded.